CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENT OF CHANGES IN EQUITY.
Balance	$ 327,452	$ 24,999
Capital contributions from partners	40,166	303,976
Equity-based compensation	245	106
Undistributed net income (loss) attributable to stockholders	53,014	(1,129)
Balance	$ 420,877	$ 327,452